Leases (Details) - Schedule of Lease Costs - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Lease Costs [Abstract]
Operating lease expense	$ 305,049	$ 297,091	$ 1,140,949	$ 1,396,875
Total lease costs	305,049	$ 297,091	1,140,949	1,396,875
Assets
Right of use asset – long term	1,940,076		2,200,299
Total right of use asset	1,940,076		2,200,299	3,160,457
Liabilities
Operating lease liabilities – short term	900,979		999,943	1,086,658
Operating lease liabilities – long term	891,747		1,041,744	1,885,218
Total lease liability	$ 1,792,726		$ 2,041,687	$ 2,971,876
Weighted average remaining lease term (in years) – operating leases	1 year 9 months 14 days		1 year 11 months 1 day
Weighted average discount rate – operating leases	8.00%		8.00%